                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-21238

                        PIMCO Corporate Opportunity Fund
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               (Exact name of registrant as specified in charter)

                 1345 Avenue of the Americas, New York, NY 10105
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               (Address of principal executive offices) (Zip code)

                  Allianz Global Investors Fund Management LLC
                 1345 Avenue of the Americas, New York, NY 10105
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-739-3000

Date of fiscal year end: November 30

Date of reporting period: July 1, 2004 - June 30, 2005

Item 1. Proxy Voting Record

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PIMCO Corporate Opportunity Fund
Form N-PX Proxy Voting Record-Item 1
7/1/04-6/30/05
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                                      Exchange
                                      Ticker
  Security Issuer Name                Symbol       Cusip or Isin
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  Panamsat Corp                       N/A          697933AP4
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  Sithe Independence                  N/A          829809AF9
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  Cincinnati Bell Senior              N/A          17187QAF8
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  El Paso/Cedar Brakes I              N/A          15005NAC6
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  ALLIED WASTE SR SEC                 N/A          01958XAL1
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  SITHE/INDEPENDENCE FNDG NT          N/A          829809AF9
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  WYNN RESORTS 1ST MTG**EXCHANGE**    N/A          983130AB1
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Security
Holder
Meeting Date       Matter Voted On
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N/A                Consent to the proposed amendments
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N/A                Consent to the proposed amendments
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N/A                Consent to the proposed amendments in the Indenture
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N/A                Consent to the proposed amendments in the Indenture
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N/A                Consent to the proposed amendments in the Indenture
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N/A                Consent to the proposed amendment in the Indenture
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N/A                Consent to the proposed amendments in the Indenture
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                                         Vote Cast
Propoosal by              Voting         "For" or
Issuer or                 Result: For,   "Against"
Security      Vote        Against        Management
Holder        Cast(Y/N?)  Abstain        or "Abstain"
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Issuer        Y           For            For
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Issuer        Y           For            For
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Issuer        Y           For            For
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Issuer        Y           For            For
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Issuer        Y           For            For
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Issuer        Y           Abstain        Abstain
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Issuer        Y           For            For
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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  PIMCO Corporate Opportunity Fund

By (Signature and Title)* /s/ Brian S. Shlissel
                         ---------------------------
                         Brian S. Shlissel, President & Chief Executive Officer

Date   August 19, 2005